Business Combination - Additional Information (Detail) (USD $)	0 Months Ended
	Sep. 16, 2011	Dec. 31, 2012
Business Acquisition [Line Items]
Loans acquired	$ 46,800,000
Assumed deposit liabilities	179,300,000	179,196,000
Goodwill resulting from acquisition	8,700,000	8,660,000
Identifiable assets core deposit intangible	2,400,000	2,402,000
Core deposit intangible, weighted average useful life	10 years
Fair value discount on loan acquired	700,000
Non-credit quality portion
Business Acquisition [Line Items]
Fair value discount on loan acquired	100,000
Credit quality portion
Business Acquisition [Line Items]
Fair value discount on loan acquired	$ 600,000
Mississippi Gulf Coast branches
Business Acquisition [Line Items]
Number of branches acquired	7
Bogalusa, Louisiana
Business Acquisition [Line Items]
Number of branches acquired	1